Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents	$ 762,341	$ 113,216	$ 22,822
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, par value		$ 0.0001
Common stock, authorized	1,250,000,000	1,250,000,000	1,250,000,000
Joint Venture
Cash and cash equivalents	$ 3,381	$ 3,406	$ 3,409
Class A Common Stock
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, issued	233,610,488	207,769,091	81,720,530
Common stock, outstanding	233,610,488	207,769,091	81,720,530
Class B Common Stock
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	250,000,000	250,000,000	250,000,000
Common stock, issued	156,161,849	156,224,614	158,056,527
Common stock, outstanding	156,161,849	156,224,614	158,056,527